Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 31, 2023
Registrant Name	dei_EntityRegistrantName	ProShares Trust
CIK	dei_EntityCentralIndexKey	0001174610
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 14, 2024
Document Effective Date	dei_DocumentEffectiveDate	Mar. 15, 2024
Prospectus Date	rr_ProspectusDate	Mar. 15, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
ProShares Nasdaq-100 High Income ETF | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IQQQ